Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Summary Unaudited Pro Forma Consolidated Financial Information

The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the years ended December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Net Revenue	1,163,690	1,140,644	165,900
Net income attributable to Cango Inc.	341,827	294,883	42,889

Shanghai Autohome Financing Lease Co., Ltd [Member]
Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed as of the Acquisition Date

The following table summarizes the estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date:

	RMB’000	US$’000
Cash and cash equivalents	35,961	5,230
Restricted cash	10,000	1,454
Finance lease receivables	1,500,176	218,192
Identifiable intangible assets*	239	35
Goodwill	145,064	21,099
Other assets	14,115	2,053
Short-term and long-term debts	(881,799)	(128,252)
Income tax payable	50	7
Other liabilities	(411,806)	(59,895)
Pre-existing equity interests	(203,000)	(29,525)

Total consideration	209,000	30,398